Lease Commitments	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lease Commitments	LEASES

The Company's leases mainly include buildings for its facilities worldwide and vehicles leases, which are all classified as operating leases. Certain lease agreements include rental payments that are adjusted periodically for the consumer price index (“CPI”). The ROU and lease liability were calculated using the initial CPI and will not be subsequently adjusted unless the liability is reassessed. Certain leases include renewal options that are exercisable in the Company's sole discretion. The renewal options were included in the ROU and include renewal options that are under the Company's sole discretion.

A.    Supplemental Consolidated Statement of Financial Position information related to leases was as follows:

	December 31, 2023	December 31, 2022

Operating lease right of use assets	$425,884	$405,446

Current portion of operating lease liabilities	67,390	69,322
Non-current portion of operating lease liabilities	363,100	344,585
Total operating lease liabilities	$430,490	$413,907

Weighted average remaining lease term (years)	4.58	4.70
Weighted average discount rate	4.02%	3.71%

B.    For the years ended December 31, 2023, 2022 and 2021, cash payments against operating lease liabilities totaled approximately $89,251, $90,848 and $87,604, respectively, and non-cash transactions to recognize operating assets and liabilities for new leases totaled approximately $101,971, $79,357 and $58,103, respectively.

Maturities of operating lease liabilities for the next five years are as follows:

December 31, 2023
2024	$82,085
2025	69,950
2026	55,942
2027	42,081
2028	36,220
2029 and thereafter	$251,493
Total lease payments	$537,771
Less imputed interest	107,281
Total	$430,490

C.    Lease expenses for the years ended December 31, 2023, 2022 and 2021 amounted to $94,296, $90,134 and $84,216, respectively.

D.    During 2022, the Company recognized a gain of approximately $18,950 related to sale and lease back of buildings by the Company's subsidiaries in Israel.